Stock Option and Stock Plans (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Exercise Price Granted	$ 0.38	$ 0.00
Weighted Average Exercise Price Exercised	0.38	0
Weighted Average Exercise Price Expired Or Forfeited	0.38	0
Weighted Average Exercise Price Outstanding, Ending	0.38	$ 0.38	$ 0.38
Weighted Average Exercise Price Vested	$ 0.38
Weighted Average Remaining Contactual Term Outstanding	9 years 6 months 14 days	7 years	8 years
Weighted Average Remaining Contactual Term Granted	10 years
Weighted Average Remaining Contactual Term Vested	6 years 8 months 26 days
Aggregate Intrinsic Value Outstanding, Ending	$ 0	$ 0
Weighted Average Exercise Price Outstanding, Beginning	$ 0.38	$ 0.38
Aggregate Intrinsic Value Granted	$ 0	$ 0
Aggregate Intrinsic Value Exercised	$ 0	$ 0
Aggregate Intrinsic Value Expired Or Forfeited	$ 0	$ 0
Aggregate Intrinsic Value Vested	$ 0
Qualified
Options Outstanding, Beginning	850,000	850,000
Options Exercised	20,000	0
Options Granted	0
Options Expired Or Forfeited	780,000	0
Options Outstanding, Ending	50,000	850,000	850,000
Options Vested	30,000
Nonqualified
Options Outstanding, Beginning	3,807,000	3,807,000
Options Exercised	150,400	0
Options Granted	500,000
Options Expired Or Forfeited	3,656,600	0
Options Outstanding, Ending	500,000	3,807,000	3,807,000
Options Vested	0